MORGAN STANLEY MID CAP GROWTH FUND

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

October 25, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Morgan Stanley Mid Cap Growth Fund
File Nos. 2-81151; 811-3639

Ladies and Gentlemen:

On behalf of Morgan Stanley Mid Cap Growth Fund (“Registrant”), we hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information for the Registrant. These exhibits contain the risk/return summary information in the prospectus for the Registrant dated January 31, 2011. The purpose of this filing is to submit the XBRL information from the 497(e) filing dated October 4, 2011 for the Registrant.

If you have any questions, please feel free to contact me at 212.296.6980 (tel) or 212.507.8589 (fax).

Very truly yours,

/s/ Daniel Burton
Daniel Burton
Assistant Secretary

Enclosures

cc:  Stefanie V. Chang Yu, Esq.